Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

	For the year ended December 31,
	2010	2011	2012
Numerator:
Net income attributable to Changyou.com Limited	$194,683	$245,456	$282,400
Numerator for basic earnings per share	194,683	245,456	282,400
Numerator for diluted earnings per share	194,683	245,456	282,400
Denominator:
Weighted average number of ordinary shares outstanding—basic	103,792	104,854	105,656
Incremental shares from treasury stock method – restricted shares units	2,447	1,746	1,136

Weighted average number of ordinary shares outstanding—diluted	106,239	106,600	106,792

Basic net income per share	$1.88	$2.34	$2.67
Diluted net income per share	$1.83	$2.30	$2.64